Consolidated Statement of Profit or Loss and Other Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Net revenue from transaction activities and other services	R$ 514,602	R$ 224,215	R$ 121,119
Net revenue from subscription services and equipment rental	213,679	104,952	54,686
Financial income	801,322	412,178	247,397
Other financial income	49,578	25,273	16,718
Total revenue and income	1,579,181	766,618	439,920
Cost of services	(323,039)	(224,109)	(133,187)
Administrative expenses	(252,852)	(174,601)	(106,107)
Selling expenses	(190,177)	(92,018)	(49,524)
Financial expenses, net	(301,065)	(237,094)	(244,676)
Other operating expenses, net	(69,264)	(134,151)	(55,706)
Total expense	(1,136,397)	(861,973)	(589,200)
Gain (loss) on investment in associates	(445)	(310)	59
Profit (loss) before income taxes	442,339	(95,665)	(149,221)
Current income tax and social contribution	(154,882)	(5,682)	(262)
Deferred income tax and social contribution	17,770	(3,622)	27,292
Net income (loss) for the year	305,227	(104,969)	(122,191)
Other comprehensive income
Accounts receivable from card issuers at fair value through other comprehensive income	(13,969)
Gain on available-for-sale financial assets		2,595
Net gain on equity instruments designated at fair value through other comprehensive income	954
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods (net of tax):
Other comprehensive income (loss) for the year, net of tax	(13,015)	2,595
Total comprehensive income (loss)	292,212	(102,374)	(122,191)
Net income (loss) attributable to:
Owners of the parent	301,232	(108,731)	(119,827)
Non-controllinginterests	3,995	3,762	(2,364)
Net income (loss)	305,227	(104,969)	(122,191)
Total comprehensive income (loss) attributable to:
Owners of the parent	287,961	(106,136)	(119,827)
Non-controllinginterests	4,251	3,762	(2,364)
Total comprehensive income (loss)	R$ 292,212	R$ (102,374)	R$ (122,191)
Earnings (loss) per share
Basic earnings (loss) per share for the year attributable to owners of the parent (in Brazilian Reais)	R$ 1.30	R$ (0.49)	R$ (0.61)
Diluted earnings (loss) per share for the year attributable to owners of the parent (in Brazilian Reais)	R$ 1.29	R$ (0.49)	R$ (0.61)